Parent Only Financial Statements (Details) - Schedule of condensed statements of comprehensive income (loss) - Reportable Legal Entities [Member] - Parent Company [Member]	12 Months Ended
Jun. 30, 2022 USD ($)
Operating expenses
General and administrative expenses	$ (505,186)
Total operating expenses	(505,186)
Loss from operations	(505,186)
Loss from investment in subsidiaries	(12,309,802)
Net Loss attributable to BaiJiaYun Limited	(12,814,988)
Accretion of convertible redeemable preferred shares	(3,865,430)
Net Loss Attributable to BaiJiaYun Limited’s Ordinary Shareholders	(16,680,418)
Net Loss	(12,814,988)
Other Comprehensive Loss
Foreign currency translation adjustments	(294,062)
Total Comprehensive Loss	(13,109,050)
Comprehensive Loss Attributable to BaiJiaYun Limited’s Ordinary Shareholders	$ (16,974,480)